Goodwill and Other Intangibles (Tables)	6 Months Ended
Jun. 30, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the six months ended June 30, 2017 are as follows:

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2017	$1,648	$588	$55	$5	$153	$2,449
Foreign currency translation and other	1	5	6	—	2	14
Balance at June 30, 2017	$1,649	$593	$61	$5	$155	$2,463

Other Intangible Assets and Related Accumulated Amortization

As of June 30, 2017 and December 31, 2016, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		June 30, 2017			December 31, 2016
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$305	$169	$136	$316	$168	$148
Patents, concessions and licenses and other	5-25	1,772	1,405	367	1,649	1,284	365
		2,077	1,574	503	1,965	1,452	513
Other intangible assets not subject to amortization:
Trademarks		273	—	273	274	—	274
Total Other intangible assets		$2,350	$1,574	$776	$2,239	$1,452	$787